Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Number of Ordinary shares, Authorized	100,000,000	20,000,000
Number of Ordinary shares, Issued	6,304,677	2,576,415
Number of Ordinary shares, outstanding	6,304,677	2,576,415
Number of Preferred shares, Authorized	5,000,000	5,000,000
Number of Preferred shares, Issued
Number of Preferred shares, outstanding